Income taxes - Components of Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 9,167
Deferred tax liability	32,741
Deferred tax liability, net	(23,574)	$ (1,205)
Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	929
Deferred tax liability, net	929
Deferred and restricted share units
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	29
Deferred tax liability, net	29
Other assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	8,209
Deferred tax liability, net	8,209
Investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, net		$ (1,205)
Stream interest
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	28,823
Deferred tax liability, net	(28,823)
Property, Plant, & Equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	3,873
Deferred tax liability, net	(3,873)
Other Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	45
Deferred tax liability, net	$ (45)